Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,144)	$ (364)	$ (7,807)	$ (1,588)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	99	11	1,193	58
Depreciation expense	1		25	5
Warrants issued for services provided			99
Amortization expense	1
Noncash interest expense		12	76	74
Changes in assets and liabilities:
Accounts receivable	1		(2)
Inventories	(22)		(138)
Prepaid expenses and other assets	30	(21)	(133)	(184)
Accounts payable	666	36	257	446
Accrued expenses and other liabilities	(424)	(20)	214
Payroll liabilities	(71)	(39)	135
Deferred revenue			6
Related party payables	19	1	74	109
Net cash used in operating activities	(844)	(384)	(6,001)	(1,080)
Cash flows from investing activities:
Change in restricted cash			(35)
Purchases of property and equipment		(8)	(228)	(25)
Purchase of intellectual property				(60)
Net cash used in investing activities		(8)	(263)	(85)
Cash flows from financing activities:
Proceeds from issuance of common stock	38		99
Net proceeds from issuance of convertible redeemable preferred stock and common stock warrants			7,253
Proceeds from issuance of convertible notes payable		749	1,020	1,030
Net cash provided by financing activities	38	749	8,372	1,030
Net increase decrease in cash	(806)	357	2,108	(135)
Cash at beginning of year	2,111	3	3	138
Cash at end of year	1,305	360	2,111	3
Non-cash investing and financing activities:
Intellectual assets purchase accrued				90
Conversion of convertible notes payable to common stock			1,847
Fair value of beneficial conversion feature issued in connection with convertible notes payable		148	204	206
Convertible Debt Warrant
Non-cash investing and financing activities:
Issuance of common stock warrants			$ 105